Deferred Consideration (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2025	Nov. 21, 2024	Oct. 26, 2023	Nov. 11, 2022	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2026	Oct. 21, 2025	Oct. 03, 2025
Shares Issued, Price Per Share					$ 1.00		$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													20,834
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2,760		$ 2,760		$ 2,760	$ 2,760			$ 480.00
Common Stock, Shares, Issued					1,028,702		1,028,702		356,794			3,127	3,126
Shares, Issued						1,500		1,500	1,457		250
Deposits													$ 3,000,000.0
Change to deferred consideration						$ 40,565		$ (79,475)	$ (79,475)	$ (361,449)
Deferred consideration recognized as credit					0.0	$ 100,000	0.0	$ 100,000
Deferred consideration					$ 3,000,000		$ 3,000,000		$ 3,000,000	$ 3,338,343
Rockview Digital SolutionsInc [Member]
Payments for Deposits with Other Institutions		$ 3,000,000.0
Common Class A [Member]
Common Stock, Shares, Issued					1,028,702		1,028,702		356,794
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions									10,417
Shares, Issued													3,127
Common Stock [Member] | Third Anniversary Payment [Member]
Shares, Issued													3,127
Merger Agreement [Member]
Payments to Acquire Businesses, Gross	$ 1,500,000			$ 30,000,000
Payments to Acquire Businesses, Net of Cash Acquired				$ 9,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			20,834
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 480.00
Sale of Stock, Price Per Share	$ 480.00
Annual payment		$ 3,000,000.0
Merger Agreement [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Acquisitions			24,316
Shares Issued, Price Per Share			$ 480.00
Merger Agreement [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions				8,750